Share capital - Narrative (Details)		12 Months Ended
	Oct. 08, 2021 USD ($) shares	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2021 USD ($) offering shares	Mar. 07, 2022 shares	Feb. 28, 2022	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares | $		$ 166,609,000	$ 0
Number of shares outstanding		139,526,227	142,994,051
Number of bought deal secondary offerings | offering			2
Normal course issuer bid
Disclosure of classes of share capital [line items]
Number of shares for repurchase as a percentage of public float (percent)					10.00%
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		10
Number of shares outstanding		76,064,619	76,064,619			92,247,808
Conversion of multiple voting shares to Subordinate Voting Shares		0	(16,183,189)
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1
Maximum number of shares for repurchase (in shares)				6,617,416
Shares repurchased and cancelled (in shares)		3,660,743
Number of shares outstanding		63,461,608	66,929,432			45,924,637
Issuance for acquisitions (in shares)		0	138,522
Issuance for acquisition | $		$ 0	$ 11,387,000
Issuance under public listings (in shares)	3,450,000	0	3,450,000
Issuance under Nasdaq listing | $		$ 0	$ 424,833,000
Issuance fees | $	$ 16,611	$ 0	$ 16,611,000
Conversion of multiple voting shares to Subordinate Voting Shares		0	16,183,189
Subordinate Voting Shares | Mazooma
Disclosure of classes of share capital [line items]
Issuance for acquisitions (in shares)			138,522
Issuance for acquisition | $			$ 11,387